CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,474	$ 1,024	¥ 6,946
Restricted cash	50	7	764
Short-term investments, including marketable securities measured at fair value of RMB231 and RMB81 as of December 31, 2023 and 2024, respectively	3,603	494	2,189
Accounts receivable, net	817	112	755
Loan receivables - current, net	114	16	184
Amounts due from related parties, net	¥ 297	$ 41	¥ 210
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Inventories	¥ 60	$ 8	¥ 59
Other current assets, net	800	108	949
Total current assets	13,215	1,810	12,056
Property and equipment, net	5,682	778	6,097
Intangible assets, net	4,776	654	5,280
Operating lease right-of-use assets	24,992	3,424	25,658
Finance lease right-of-use assets	2,272	311	2,171
Land use rights, net	174	24	181
Long-term investments, including available-for-sale debt securities measured at fair value of RMB281 and RMB230 as of December 31, 2023 and 2024, respectively	2,316	317	2,564
Goodwill	5,221	715	5,318
Amounts due from related parties	¥ 51	$ 7	¥ 25
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Loan receivables, net	¥ 190	$ 26	¥ 163
Other assets, net	668	94	663
Deferred income tax assets	1,054	144	1,043
Assets held for sale	1,941	266	2,313
Total assets	62,552	8,570	63,532
Current liabilities:
Short-term debt and current portion of long-term debt	880	120	4,049
Accounts payable	983	135	1,019
Amounts due to related parties	¥ 74	$ 10	¥ 77
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Salary and welfare payables	¥ 1,201	$ 165	¥ 1,067
Deferred revenue	1,822	250	1,637
Operating lease liabilities, current	3,492	478	3,609
Finance lease liabilities, current	50	7	45
Accrued expenses and other current liabilities	4,006	549	3,261
Dividends payable	0	0	2,085
Income tax payable	813	111	562
Total current liabilities	13,321	1,825	17,411
Long-term debt	4,546	623	1,265
Operating lease liabilities, non-current	23,634	3,238	24,215
Finance lease liabilities, non-current	2,843	390	2,697
Deferred revenue	1,351	185	1,072
Other long-term liabilities	1,472	201	1,118
Retirement benefit obligations	111	15	124
Deferred income tax liabilities	919	126	845
Liabilities held for sale	2,084	286	2,536
Total liabilities	50,281	6,889	51,283
Commitments and contingencies (Note 21)
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,210,392,530 and 3,105,094,690 shares issued as of December 31, 2023 and 2024, and 3,159,046,350 and 3,083,916,600 shares outstanding as of December 31, 2023 and 2024, respectively)	0	0	0
Treasury shares (51,346,180 and 21,178,090 shares as of December 31, 2023 and 2024, respectively)	(274)	(38)	(906)
Additional paid-in capital	9,620	1,318	11,861
Retained earnings	2,449	336	794
Accumulated other comprehensive income	382	52	386
Total H World Group Limited shareholders' equity	12,177	1,668	12,135
Noncontrolling interest	94	13	114
Total equity	12,271	1,681	12,249
Total liabilities and equity	¥ 62,552	$ 8,570	¥ 63,532